UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 0.0%

Interest Only Asset-Backed Securities — 0.0%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 03/15/21(a)(b)	$220	$1,923
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(c)	1,281	69,256
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)	1,958	100,042

Total Asset-Backed Securities — 0.0% (Cost — $530,627)		171,221

Non-Agency Mortgage-Backed Securities — 0.7%
Collateralized Mortgage Obligations — 0.1%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	100	97,322
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, (1 mo. LIBOR + 16.62%), 12.98%, 08/25/23(d)	28	29,600
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.47%, 08/25/34(b)	517	505,420

		632,342
Commercial Mortgage-Backed Securities — 0.5%
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	1,170	1,197,881
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.93%, 05/15/51(b)	11,477	667,902

		1,865,783
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	332	75,111
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37	35,737	357
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 01/25/19	2	—
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 05/25/19	8	12

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 05/15/29(b)	$20,025		$20

			75,500
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 09/25/23(e)	21		19,084
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 02/25/36(e)	241		204,661
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35(e)	106		78,535

			302,280

Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost — $3,114,155)			2,875,905

U.S. Government Sponsored Agency Securities — 145.2%
Agency Obligations — 2.6%
Federal Housing Administration(a):
USGI Projects, Series 99, 7.43%, 06/01/21 - 10/01/23	1,762		1,682,962
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	—	(f)	1
Merrill Lynch Projects, Series 54, 7.43%, 05/15/23	1		871
Reilly Projects, Series 41, 8.28%, 03/01/20(b)	9		9,967
Residual Funding Corp., 0.00%, 04/15/30(e)	13,000		8,758,238

			10,452,039
Collateralized Mortgage Obligations — 68.0%
Fannie Mae Mortgage-Backed Securities:
Series 2017-76, Class PB, 3.00%, 10/25/57	3,415		3,118,247
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,165,401
Series 2011-8, Class ZA, 4.00%, 02/25/41	6,567		6,721,495
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351		14,834,769
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639		1,681,715
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		45,988,547
Series 2018-32, Class PS, 4.95%, 05/25/48(b)	8,974		9,438,963

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2010-47, Class JB, 5.00%, 05/25/30	$7,870		$8,251,959
Series 2003-135, Class PB, 6.00%, 01/25/34	5,034		5,194,029
Series 2004-31, Class ZG, 7.50%, 05/25/34	5,254		6,175,772
(1 mo. LIBOR + 12.75%), 9.42%, 04/25/34(d)	2,306		2,577,080
Series 1993-247, Class SN, (11th District Cost of Funds + 63.85%), 10.00%, 12/25/23(d)	70		80,163
Series 2005-73, Class DS, (1 mo. LIBOR + 17.55%), 12.45%, 08/25/35(d)	249		275,162
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 21.49%, 08/25/21(d)	4		4,491
Series G-49, Class S, (1 mo. LIBOR + 1034.80%), 830.99%, 12/25/21(d)	—	(f)	7
Series G-07, Class S, (1 mo. LIBOR + 1151.69%), 923.53%, 03/25/21(d)	—	(f)	91
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.14%, 01/25/28(b)	597		606,870
Series 4384, Class LB, 3.50%, 08/15/43	5,100		5,121,973
Series 4748, Class BM, 3.50%, 11/15/47	3,351		3,260,740
Series 3745, Class ZA, 4.00%, 10/15/40	1,178		1,219,501
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,054,590
Series 3780, Class ZA, 4.00%, 12/15/40	2,223		2,294,558
Series 4269, Class PM, 4.00%, 08/15/41	8,884		9,316,833
Series 4016, Class BX, 4.00%, 09/15/41	15,408		16,108,999
Series 3960, Class PL, 4.00%, 11/15/41	2,859		2,989,706
Series 4299, Class JY, 4.00%, 01/15/44	1,000		1,029,743
Series 3688, Class PB, 4.50%, 08/15/32	7,278		7,349,182
Series 2731, Class ZA, 4.50%, 01/15/34	3,909		4,052,129

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 4316, Class VB, 4.50%, 03/15/34	$10,787		$11,251,834
Series 4615, Class LB, 4.50%, 09/15/41	8,000		8,671,705
Series 3963, Class JB, 4.50%, 11/15/41	800		866,833
Series 4774, Class L, 4.50%, 03/15/48	10,000		10,810,656
Series 3856, Class PB, 5.00%, 05/15/41	10,000		10,744,736
Series 2927, Class BZ, 5.50%, 02/15/35	4,293		4,673,266
Series 2542, Class UC, 6.00%, 12/15/22	1,078		1,123,734
Series 0040, Class K, 6.50%, 08/17/24	69		76,517
Series 0019, Class F, 8.50%, 03/15/20	1		934
Series 2218, Class Z, 8.50%, 03/15/30	1,517		1,736,409
Series 0173, Class RS, 11.51%, 11/15/21(a)(b)	—	(f)	1
Series 1160, Class F, (1 mo. LIBOR + 40.16%), 32.01%, 10/15/21(d)	3		3,473
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	11,450		11,522,946
Series 2010-112, Class TL, 4.00%, 01/20/39	10,755		10,872,467
Series 2011-80, Class PB, 4.00%, 10/20/39	8,636		8,757,943
Series 2012-16, Class HJ, 4.00%, 09/20/40	10,000		10,151,929
Series 2011-88, Class PY, 4.00%, 06/20/41	15,402		15,508,904
Series 2015-96, Class ZM, 4.00%, 07/20/45	7,029		7,432,387
Series 2004-89, Class PE, 6.00%, 10/20/34	25		25,329

			277,144,718
Commercial Mortgage-Backed Securities — 0.9%
Freddie Mac Mortgage-Backed Securities, Series K074, Class X1, 0.29%, 01/25/28(b)	34,692		922,565
Ginnie Mae Mortgage-Backed Securities, Class IO(b):
Series 2016-119, 1.13%, 04/16/58	20,149		1,695,987

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-113, 1.19%, 02/16/58	$10,323		$951,530

			3,570,082
Interest Only Collateralized Mortgage Obligations — 13.2%
Fannie Mae Mortgage-Backed Securities:
Series 2015-M1, Class X2, 0.55%, 09/25/24(b)	38,227		1,109,716
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(d)	57		1,194
Series G92-60, Class SB, (11th District Cost of Funds + 9.35%), 1.60%, 10/25/22(d)	27		705
Series 2013-10, Class PI, 3.00%, 02/25/43(a)	11,836		1,290,105
Series 2018-21, Class IO, 3.00%, 04/25/48	21,666		4,280,572
Series 2012-96, Class DI, 4.00%, 02/25/27	2,674		202,006
Series 2013-45, Class EI, 4.00%, 04/25/43	4,909		882,385
Series 2011-134, Class ST, (1 mo. LIBOR + 6.00%), 4.04%, 12/25/41(d)	12,215		1,878,186
Series 2016-81, Class CS, (1 mo. LIBOR + 6.10%), 4.14%, 11/25/46(d)	9,383		1,279,055
Series 2017-70, Class SA, 4.19%, 09/25/47(b)	46,428		8,300,695
Series 2015-66, Class AS, (1 mo. LIBOR + 6.25%), 4.29%, 09/25/45(d)	54,870		7,523,465
Series 2011-100, Class S, (1 mo. LIBOR + 6.45%), 4.49%, 10/25/41(d)	2,891		431,921
Series 2006-36, Class PS, (1 mo. LIBOR + 6.60%), 4.64%, 05/25/36(d)	5,762		828,120
Series 2011-124, Class GS, (1 mo. LIBOR + 6.70%), 4.74%, 03/25/37(d)	4,396		216,355
Series 2010-74, Class DI, 5.00%, 12/25/39	2,018		97,646
Series 2016-64, Class BI, 5.00%, 09/25/46	11,891		2,369,825
Series 1997-90, Class M, 6.00%, 01/25/28	958		106,798
Series 1999-W4, 6.50%, 12/25/28	94		8,241
Series G92-05, Class H, 9.00%, 01/25/22	—	(f)	15

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 094, Class 2, 9.50%, 08/25/21	$—	(f)	$30
Series 1990-136, Class S, 18.12%, 11/25/20(d)	1		1
Freddie Mac Mortgage-Backed Securities:
Series 2559, Class IO, 0.50%, 08/15/30(b)	16		47
Series 3745, Class IN, 4.00%, 01/15/35	4,089		73,125
Series 3744, Class PI, 4.00%, 06/15/39	7,006		805,994
Series 3923, Class SD, (1 mo. LIBOR + 6.00%), 4.08%, 09/15/41(d)	49,117		7,437,648
Series 3954, Class SL, (1 mo. LIBOR + 6.00%), 4.08%, 11/15/41(d)	27,453		4,213,467
Series 4611, Class BS, (1 mo. LIBOR + 6.10%), 4.18%, 06/15/41(d)	21,649		2,864,027
Series 4026, Class IO, 4.50%, 04/15/32	2,120		281,979
Series 3796, Class WS, (1 mo. LIBOR + 6.55%), 4.63%, 02/15/40(d)	4,954		409,473
Series 2611, Class QI, 5.50%, 09/15/32	151		2,687
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 36.37%, 02/15/21(d)	2		2
Ginnie Mae Mortgage-Backed Securities:
Series 2013-63, Class IO, 0.79%, 09/16/51(b)	12,321		648,789
Series 2014-169, Class IO, 0.85%, 10/16/56(b)	32,455		1,650,751
Series 2012-97, Class JS, (1 mo. LIBOR + 6.25%), 4.32%, 08/16/42(d)	15,932		1,887,238
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.54%, 12/16/39(d)	964		117,863
Series 2011-52, Class MJ, (1 mo. LIBOR + 6.65%), 4.70%, 04/20/41(d)	7,658		1,035,210

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.74%, 04/16/41(d)	$8,948		$1,425,548

			53,660,884
Mortgage-Backed Securities — 60.4%
Fannie Mae Mortgage-Backed Securities:
2.50%, 06/01/33(g)	180		175,475
3.50%, 06/01/48(g)	764		762,209
4.00%, 01/01/41 - 01/01/57(h)	112,342		115,700,118
4.50%, 08/01/25 - 09/01/41(h)	43,550		45,929,978
5.00%, 01/01/23 - 04/01/48(h)	47,259		50,452,764
5.50%, 08/01/18 - 10/01/39(h)	10,094		11,013,829
6.50%, 12/01/37 - 10/01/39	3,551		3,949,704
7.50%, 02/01/22	—	(f)	3
9.50%, 01/01/19 - 09/01/19	—	(f)	347
Freddie Mac Mortgage-Backed Securities:
(1 year CMT + 2.43%), 3.68%, 10/01/34(d)	94		96,268
5.00%, 02/01/22 - 04/01/22	82		83,281
5.50%, 01/01/39(h)	13,433		14,542,966
9.00%, 09/01/20	1		1,142
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/20/39(h)	3,375		3,629,227
7.50%, 12/15/21 - 11/15/23	43		43,784
8.00%, 10/15/22 - 08/15/27	27		27,728
9.00%, 04/15/20 - 09/15/21	1		1,288

			246,410,111
Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities(e):
Series 1991-7, Class J, 0.00%, 02/25/21	1		578
Series G93-2, Class KB, 0.00%, 01/25/23	36		33,721
Series 1993-51, Class E, 0.00%, 02/25/23	11		10,665
Series 203, Class 1, 0.00%, 02/25/23	3		3,226
Series 1993-70, Class A, 0.00%, 05/25/23	2		1,812
Series 0228, Class 1, 0.00%, 06/25/23	3		2,656
Series 1999-W4, 0.00%, 02/25/29	43		39,154
Series 2002-13, Class PR, 0.00%, 03/25/32	76		67,882

Security	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities(e):
Series 1418, Class M, 0.00%, 11/15/22	$11	$10,921
Series 1571, Class G, 0.00%, 08/15/23	89	85,167
Series 1691, Class B, 0.00%, 03/15/24	191	175,897
Series T-8, Class A10, 0.00%, 11/15/28	15	14,810

		446,489

Total U.S. Government Sponsored Agency Securities — 145.2% (Cost — $617,869,643)		591,684,323

Total Long-Term Investments — 145.9% (Cost — $621,514,425)		594,731,449

	Shares
Short-Term Securities — 2.0%

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.61%(k)(l)	7,354,708	$7,354,708

	Par (000)
Borrowed Bond Agreement(i)(j) — 0.2%
Credit Suisse Securities (USA) LLC, 1.70%, Open (Purchased on 12/28/17 to be repurchased at $931,727. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $882,111, respectively)	$925	$925,024

Total Short-Term Securities — 2.0% (Cost — $8,279,732)		8,279,732

Total Investments Before Borrowed Bonds and TBA Sale Commitments — 147.9% (Cost — $629,794,157)		603,011,181

Borrowed Bonds — (0.2)%
U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(882,111)

Total Borrowed Bonds — (0.2)% (Proceeds — $842,347)		(882,111)

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
TBA Sale Commitments — (14.9)%
Mortgage-Backed Securities — (14.9)%
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 06/01/48	$26,827	$(26,038,957)
4.00%, 06/01/48	20,500	(20,958,048)
5.00%, 06/01/48	12,900	(13,680,048)

Total TBA Sale Commitments — (14.9)% (Proceeds — $60,208,902)		(60,677,053)

Value
Total Investments, Net of TBA Sale Commitments — 132.8% (Cost — $568,742,907)	$541,452,017
Liabilities in Excess of Other Assets — (32.8)%	(133,871,310)

Net Assets — 100.0%	$407,580,707

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Zero-coupon bond.
(f)	Amount is less than $500.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(j)	The amount to be repurchased assumes the maturity will be the day after period end.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,868,413	(1,513,705)	7,354,708	$7,354,708	$72,876	$27	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

IO — Interest Only

OTC — Over-the-Counter

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	1.89%	05/10/18	6/13/18	$1,920,000	$1,921,814	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	4,853,000	4,857,586	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	4,072,000	4,075,848	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	7,136,000	7,142,744	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	6,161,000	6,166,822	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	18,574,000	18,591,552	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	17,106,000	17,122,165	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	3,551,000	3,554,356	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	5,146,000	5,150,863	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	11,787,000	11,798,139	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	3,164,000	3,166,990	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	3,900,000	3,903,686	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	48,563,000	48,608,892	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	14,901,000	14,915,081	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	8,583,000	8,591,111	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	8,501,000	8,509,033	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89	05/10/18	6/13/18	7,788,000	7,795,360	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	1.88	05/11/18	6/13/18	20,291,000	20,310,074	U.S. Government Sponsored Agency Securities	Up to 30 Days

				$195,997,000	$196,182,116

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	24	09/19/18	$2,891	$21,150

Short Contracts:
90-Day Euro Dollar	93	06/18/18	22,710	74,095
90-Day Euro Future	93	09/17/18	22,684	75,769
10-Year U.S. Ultra Long Treasury Note	179	09/19/18	22,974	6,660
11-Long U.S. Treasury Bond	283	09/19/18	41,070	(893,285)
5-Year U.S. Treasury Note	862	09/28/18	98,174	253,348
90-Day Euro Future	94	12/17/18	22,898	76,918
90-Day Euro Dollar	94	03/18/19	22,878	76,941
90-Day Euro-Dollar	63	06/17/19	15,320	26,520
90-Day Euro-Dollar	53	09/16/19	12,880	3,383
90-Day Euro Future	48	12/16/19	11,659	(7,807)
90-Day Euro Future	40	03/16/20	9,714	(13,614)

				(321,072)

				$(299,922)

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.31%	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Deutsche Bank AG	N/A	10/01/18	USD	60,000	$(575,470)	$—	$(575,470)
3-Month LIBOR, 2.32	Quarterly	3.43%	Semi-annual	JPMorgan Chase Bank N.A.	N/A	03/28/21	USD	6,000	125,207	(81,213)	206,420
3-Month LIBOR, 2.32	Quarterly	5.41	Semi-annual	JPMorgan Chase Bank N.A.	N/A	08/15/22	USD	9,565	1,142,592	—	1,142,592

									$692,329	$(81,213)	$773,542

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$—	$171,221	$171,221
Non-Agency Mortgage-Backed Securities	—	2,875,905	—	2,875,905
U.S. Government Sponsored Agency Securities	—	588,700,416	2,983,907	591,684,323
Short-Term Securities:
Money Market Funds	7,354,708	—	—	7,354,708
Borrowed Bond Agreement	—	925,024	—	925,024
Liabilities:
Investments:
Borrowed Bonds	—	(882,111)	—	(882,111)
TBA Sale Commitments	—	(60,677,053)	—	(60,677,053)

	$7,354,708	$530,942,181	$3,155,128	$541,452,017

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Income Trust, Inc. (BKT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$614,784	$1,349,012	$—	$1,963,796
Liabilities:
Interest rate contracts	(914,706)	(575,470)	—	(1,490,176)

	$(299,922)	$773,542	$—	$473,620

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $196,182,116 are categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2018, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2017	$186,351	$1,363,970	$2,060,128	$3,610,449
Transfers into Level 3(a)	—	—	1,378,442	1,378,442
Transfers out of Level 3	—	(46,125)	—	(46,125)
Accrued discounts (premiums)	(52,060)	—	(274,438)	(326,498)
Net realized gain (loss)	3,613	451,724	(5,849)	449,488
Net change in unrealized appreciation (depreciation)(b)	36,930	(1,317,844)	209,026	(1,071,888)
Purchases	—	—	—	—
Sales	(3,613)	(451,725)	(383,402)	(838,740)

Closing Balance, as of May 31, 2018	$171,221	$—	$2,983,907	$3,155,128

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018(b)	$36,930	$—	$209,026	$245,956

(a)	As of August 31, 2017, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2018, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Income Trust, Inc.

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Income Trust, Inc.

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Income Trust, Inc.

Date: July 19, 2018